Reconciliation of Financial Statements to Form 5500 Reconciliation of Net Assets Available for Benefits (Details) - EBP 033 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 76,749,995	$ 70,249,745
Accrued expenses	4,140	5,205
Less: Contributions receivable	(179,109)	(136,140)
Net assets available for benefits per Form 5500	$ 76,575,026	$ 70,118,810